Exploration and Evaluation Assets (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of period	$ 10,430,200
End of period	7,841,600	$ 10,430,200
Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of period	26,749,900
End of period	23,155,800	26,749,900
Exploration and evaluation assets
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of period	472,600	634,900
Acquisitions through business combinations, net	7,300	10,200
Additions	384,900	673,300
Dispositions, net	(101,900)	(7,500)
Transfers to property, plant and equipment	(380,600)	(705,900)
Expense arising from exploration for and evaluation of mineral resources	(129,100)	(157,200)
Foreign exchange	(7,700)	24,800
End of period	245,500	472,600
Impairment loss recognised in profit or loss, property, plant and equipment	0
Exploration and evaluation assets | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of period	2,325,000	2,305,100
End of period	1,848,100	2,325,000
Exploration and evaluation assets | Accumulated depreciation and amortisation
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of period	(1,852,400)	(1,670,200)
End of period	$ (1,602,600)	$ (1,852,400)